UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund:  BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 141.3%
Corporate — 2.4%
New Jersey EDA, RB, Solid Waste Disposal, Waste Management, Series A, AMT, 5.30%, 6/01/15 (a)	$2,500	$2,561,600
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,500	2,644,900
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	2,150	2,284,504

		7,491,004
County/City/Special District/School District — 20.1%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	2,690	2,729,462
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM):
5.00%, 7/01/32	4,605	4,744,531
5.00%, 7/01/33	1,395	1,432,958
5.00%, 7/01/37	1,470	1,491,021
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/27	250	296,045
5.50%, 10/01/28	4,840	5,691,356
County of Hudson New Jersey Improvement Authority, RB:
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	750	791,310
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	2,000	2,085,180
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	3,600	3,753,648
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 9/01/30	500	501,435
County of Monmouth New Jersey Improvement Authority, RB, Governmental Loan (AMBAC):
5.35%, 12/01/17	5	5,018
5.38%, 12/01/18	5	5,018
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
County of Union New Jersey, GO, Refunding:
4.00%, 3/01/29	$2,590	$2,636,076
4.00%, 3/01/30	2,590	2,616,159
4.00%, 3/01/31	2,925	2,937,812
County of Union New Jersey Improvement Authority, RB, Family Court Building Project, 4.00%, 5/01/37	3,575	3,146,143
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	450	465,242
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	5,415	5,648,116
Edgewater Borough Board of Education, GO, Refunding, (AGM):
4.25%, 3/01/34	1,235	1,263,874
4.25%, 3/01/35	1,300	1,320,878
4.30%, 3/01/36	1,370	1,387,988
Morristown Parking Authority, RB, (NPFGC):
5.00%, 8/01/30	1,830	1,887,242
5.00%, 8/01/33	3,000	3,067,650
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC):
5.50%, 3/01/21	5,890	6,785,280
5.50%, 3/01/22	3,150	3,641,306
New Jersey State Transit Corp., COP, Federal Transit Administration Grants, Subordinate, Series A (AGM) (NPFGC), 5.00%, 9/15/21	2,000	2,150,480
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	620	532,853

		63,014,081
Education — 26.4%
New Jersey EDA, LRB, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/33	2,185	2,358,008

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series A (AMBAC), 5.00%, 7/01/21	$1,200	$1,326,600
Montclair State University, Series A (AMBAC), 5.00%, 7/01/22	2,880	3,172,608
Richard Stockton College, Series F (NPFGC), 5.00%, 7/01/31	2,625	2,750,895
Rowan University, Series C (NPFGC), 5.00%, 7/01/14 (b)	3,260	3,365,070
Rowan University, Series C (NPFGC), 5.13%, 7/01/14 (b)	3,615	3,734,548
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	9,740	10,066,582
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	3,775	3,752,501
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	3,000	3,131,040
Ramapo College, Series B, 5.00%, 7/01/37	845	871,930
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,240,725
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	900	859,563
Seton Hall University, Series D, 5.00%, 7/01/38	360	375,109
Seton Hall University, Series D, 5.00%, 7/01/43	430	440,238
Stevens Institute of Technology, Series A, 5.00%, 7/01/27	2,800	2,858,996
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	900	904,725
William Paterson University Series C (AGC), 4.75%, 7/01/34	4,000	4,080,240
William Paterson University, Series C (AGC), 5.00%, 7/01/28	250	266,350
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.00%, 12/01/23	$200	$198,830
3.75%, 12/01/26	1,890	1,723,604
4.00%, 12/01/28	1,790	1,647,033
4.50%, 12/01/28	3,380	3,318,180
4.00%, 12/01/29	710	640,108
4.50%, 12/01/29	4,150	4,006,908
4.63%, 12/01/30	4,080	3,944,136
4.00%, 12/01/31	1,335	1,170,021
4.13%, 12/01/35	710	603,053
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.38%, 12/01/24	1,500	1,579,035
5.50%, 12/01/25	2,500	2,627,650
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	5,045	5,202,152
Rutgers-The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/30	1,100	1,208,119
5.00%, 5/01/43	7,150	7,514,221
University of Medicine & Dentistry of New Jersey, COP, (NPFGC), 5.00%, 6/15/14 (b)	2,000	2,059,160

		82,997,938
Health — 19.0%
New Jersey Health Care Facilities Financing Authority, RB:
Greystone Park Psychiatric Hospital (AMBAC), 5.00%, 9/15/15 (b)	10,775	11,695,724
Marlboro Psychiatric Hospital, 4.00%, 9/15/31	1,000	896,910
Marlboro Psychiatric Hospital, 4.00%, 9/15/32	1,000	882,060
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	730	741,790
Meridian Health System Obligated Group, Series II (AGC), 5.00%, 7/01/38	6,150	6,249,322
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/38	3,835	3,896,935
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	4,885	5,077,664
Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,035	3,133,030

2	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	$3,080	$3,491,765
Catholic Health East Issue, 5.00%, 11/15/33	1,375	1,399,447
Hackensack University Medical (AGC), 5.13%, 1/01/27	1,500	1,577,025
Hackensack University Medical (AGM), 4.63%, 1/01/30	5,480	5,519,127
Kennedy Health System, 5.00%, 7/01/42	360	351,929
Meridian Health System Obligated Group, 5.00%, 7/01/25	700	761,502
Meridian Health System Obligated Group, 5.00%, 7/01/26	1,590	1,704,210
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	4,010	4,183,232
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	3,060	3,148,924
St. Barnabas Health, Series A, 5.00%, 7/01/24	1,820	1,941,540
St. Barnabas Health, Series A, 4.00%, 7/01/26	1,740	1,675,342
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	740	743,929
St. Luke’s Warren Hospital Obligated Group, 4.00%, 8/15/37	440	369,433

		59,440,840
Housing — 10.5%
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	4,800	5,051,328
Capital Fund Program, Series A (AGM) (HUD), 4.70%, 11/01/25	9,245	9,398,559
M/F Housing, Series A, 4.55%, 11/01/43	3,575	3,212,924
M/F Housing, Series A, AMT (NPFGC), 4.85%, 11/01/39	935	855,076

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (concluded)
New Jersey Housing & Mortgage Finance Agency, RB (concluded):
S/F Housing, Series AA, 6.50%, 10/01/38	$1,115	$1,135,037
S/F Housing, Series B, 4.50%, 10/01/30	6,920	7,025,738
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	3,420	2,983,574
M/F Housing, Series 2, 4.75%, 11/01/46	3,015	2,594,015
S/F Housing, Series T, 4.70%, 10/01/37	630	609,752

		32,866,003
State — 33.9%
Garden State Preservation Trust, RB:
CAB, Series B (AGM), 3.57%, 11/01/23 (c)	9,000	6,320,790
CAB, Series B (AGM), 3.92%, 11/01/25 (c)	10,000	6,277,200
Election of 2005, Series A (AGM), 5.80%, 11/01/15 (b)	4,690	5,190,658
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	6,076,400
5.25%, 11/01/21	7,705	9,377,987
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/14 (b)	585	604,422
Cigarette Tax (Radian), 5.75%, 6/15/14 (b)	1,180	1,221,005
Cigarette Tax (Radian), 5.75%, 6/15/14 (b)	2,000	2,069,500
Liberty State Park Project, Series C, 5.00%, 3/01/22	2,670	2,809,080
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,785	2,057,587
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	4,000	4,603,520
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/26	7,500	8,552,700

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	$11,105	$11,326,101
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/34	2,000	2,037,280
School Facilities Construction (AGC), 6.00%, 12/15/18 (b)	945	1,172,849
School Facilities Construction (AGC), 6.00%, 12/15/34	1,855	2,088,452
School Facilities Construction, Series KK, 5.00%, 3/01/29	1,500	1,604,850
School Facilities Construction, Series L (AGM), 5.00%, 3/01/15 (b)	9,000	9,568,350
School Facilities Construction, Series O, 5.25%, 3/01/15 (b)	1,420	1,513,990
School Facilities Construction, Series U, 5.00%, 9/01/37	5,000	5,140,750
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	2,000	2,056,300
School Facilities Construction, Series Y, 5.00%, 9/01/33	3,000	3,072,150
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	895	927,596
Cigarette Tax, 5.00%, 6/15/28	1,520	1,532,631
Cigarette Tax, 5.00%, 6/15/29	2,000	1,995,580
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	1,000	1,169,360
School Facilities Construction, Series NN, 5.00%, 3/01/29	4,500	4,814,820
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	1,080	1,159,736

		106,341,644
Transportation — 24.6%
Delaware River Port Authority, RB, Series D (AGM), 5.00%, 1/01/40	3,700	3,814,515
Delaware River Port Authority, Refunding RB, Port District Project:
5.00%, 1/01/26	1,745	1,769,238
5.00%, 1/01/27	1,300	1,300,858
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/35 (d)	$7,615	$7,202,419
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/26	4,900	5,743,437
Series A (AGM), 5.25%, 1/01/29	2,000	2,262,580
Series A (AGM), 5.25%, 1/01/30	4,000	4,519,280
Series A (BHAC), 5.25%, 1/01/29	500	575,460
Series C (NPFGC), 6.50%, 1/01/16 (e)	255	288,402
Series C (NPFGC), 6.50%, 1/01/16 (e)	2,715	3,002,654
Series C (NPFGC), 6.50%, 1/01/16 (e)	305	344,952
Series C (NPFGC), 6.50%, 1/01/16	605	681,085
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 5.84%, 12/15/36 (c)	7,210	1,904,954
CAB, Transportation System, Series A, 5.65%, 12/15/35 (c)	6,000	1,749,240
CAB, Transportation System, Series C (AGM), 5.50%, 12/15/32 (c)	4,050	1,435,037
CAB, Transportation System, Series C (AMBAC), 5.81%, 12/15/35 (c)	1,400	394,352
Transportation Program, Series AA, 5.00%, 6/15/33	2,150	2,229,120
Transportation Program, Series AA, 5.25%, 6/15/33	4,050	4,310,941
Transportation System, Series A, 6.00%, 6/15/35	4,365	4,848,686
Transportation System, Series A (NPFGC), 5.75%, 6/15/24	1,205	1,459,785
Transportation System, Series A (AGC), 5.63%, 12/15/28	2,000	2,275,980
Transportation System, Series B, 5.50%, 6/15/31	1,425	1,548,562
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A (AGM), 5.25%, 12/15/20	7,175	8,505,604

4	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, ARB, Special Project JFK International Air Terminal LLC Project:
Series 6, AMT (NPFGC), 5.75%, 12/01/25	$3,000	$3,014,850
Series 6, AMT (NPFGC), 6.25%, 12/01/15	1,500	1,574,970
Series 8, 6.00%, 12/01/42	2,500	2,681,325
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	5,175	5,660,415
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	1,025	1,093,849
5.00%, 11/01/29	1,025	1,079,643

		77,272,193
Utilities — 4.4%
County of Essex New Jersey Utilities Authority, Refunding RB, (AGC), 4.13%, 4/01/22	2,000	2,092,580
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (e)	4,335	5,228,790
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (c):
4.76%, 9/01/28	6,600	3,284,688
4.85%, 9/01/29	6,900	3,230,925

		13,836,983
Total Municipal Bonds in New Jersey		443,260,686
Guam — 1.0%
State — 1.0%
Territory of Guam, RB, Business Privilege Tax Bonds:
Series A, 5.13%, 1/01/42	2,500	2,494,275
Series B-1, 5.00%, 1/01/37	700	697,095

		3,191,370
Total Municipal Bonds in Guam		3,191,370
Municipal Bonds	Par (000)	Value
Puerto Rico — 0.6%
Health — 0.6%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.50%, 11/15/20	$1,750	$1,758,942
Total Municipal Bonds — 142.9%		448,210,998

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
New Jersey — 19.5%
County/City/Special District/School District — 4.1%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	12,370	12,788,972
Education — 0.3%
Rutgers-The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	990	1,047,034
State — 5.2%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	9,160	11,162,010
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (g)	4,780	5,114,662

		16,276,672
Transportation — 9.9%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (g)	5,200	5,395,936
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	1,900	1,997,681
Port Authority of New York & New Jersey, ARB, Consolidated AMT:
163rd Series, 5.00%, 7/15/39	11,456	11,857,696
169th Series, 5.00%, 10/15/41	5,500	5,558,190

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$5,998	$6,349,450

		31,158,953
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 19.5%		61,271,631
Total Long-Term Investments (Cost — $493,891,378) — 162.4%		509,482,629
Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.00% (h)(i)	3,682,078	$3,682,078
Total Short-Term Securities (Cost — $3,682,078) — 1.2%		3,682,078
Total Investments (Cost — $497,573,456*) — 163.6%		513,164,707
Other Assets Less Liabilities — 2.6%		7,914,573
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.1%)		(34,707,897)
VRDP Shares, at Liquidation Value — (55.1%)		(172,700,000)

Net Assets Applicable to Common Shares — 100.0%		$313,671,383

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$463,295,553

Gross unrealized appreciation	$21,186,712
Gross unrealized depreciation	(6,016,869)

Net unrealized appreciation	$15,169,843

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(e)	Security is collateralized by municipal or US Treasury obligations.

(f)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from June 15,2019 to September 1, 2020 is $8,818,272.

(h)	Represents the current yield as of report date.

(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income
BIF New Jersey Municipal Money Fund	7,170,770	(3,488,692)	3,682,078	—

6	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	GO	General Obligation Bonds
	HUD	Department of Housing and Urban Development
	LRB	Lease Revenue Bonds
	M/F	Multi-Family
	NPFGC	National Public Finance Guarantee Corp.
	Radian	Radian Guaranty, Inc.
	RB	Revenue Bonds
	S/F	Single Family

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(55)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$7,004,766	$4,237

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013	7

Schedule of Investments (concluded)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$509,482,629	—	$509,482,629
Short-Term Securities	$3,682,078	—	—	3,682,078

Total	$3,682,078	$509,482,629	—	$513,164,707

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$4,237	—	—	$4,237
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$98,000	—	—	$98,000
Liabilities:
TOB trust certificates	—	$(34,699,311)	—	(34,699,311)
VRDP Shares	—	(172,700,000)	—	(172,700,000)

Total	$98,000	$(207,399,311)	—	$(207,301,311)

There were no transfers between levels during the period ended October 31, 2013.

8	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 23, 2013